Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2014
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options
Shares, Options (in Shares)	783,718
Range of Exercise Prices, Warrants		$ 11.25
Shares, Warrants (in Shares)	8,077,477
Stock Options One [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 0.75
Shares, Options (in Shares)	7,333
Weighted Average Remaining Life, Options	5 years 189 days
Stock Options Two [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 2.63
Shares, Options (in Shares)	250,481
Weighted Average Remaining Life, Options	9 years 295 days
Stock Options Three [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 2.94
Shares, Options (in Shares)	30,614
Weighted Average Remaining Life, Options	10 years 3 days
Stock Options Four [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 3.10
Shares, Options (in Shares)	59,681
Weighted Average Remaining Life, Options	9 years 6 months
Stock Options Five [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 3.21
Shares, Options (in Shares)	6,232
Weighted Average Remaining Life, Options	9 years 277 days
Stock Options Six [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 3.45
Shares, Options (in Shares)	7,245
Weighted Average Remaining Life, Options	9 years 3 months
Stock Options Seven [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 4.875
Shares, Options (in Shares)	134
Weighted Average Remaining Life, Options	7 years 73 days
Stock Options Eight [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 5.25
Shares, Options (in Shares)	2,031
Weighted Average Remaining Life, Options	6 years 251 days
Stock Options Nine [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 5.625
Shares, Options (in Shares)	192,000
Weighted Average Remaining Life, Options	7 years 76 days
Stock Option Ten [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 5.925
Shares, Options (in Shares)	23,206
Weighted Average Remaining Life, Options	7 years 80 days
Stock Option Eleven [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 6.00
Shares, Options (in Shares)	123,998
Weighted Average Remaining Life, Options	6 years 229 days
Stock Option Twelve [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 6.50
Shares, Options (in Shares)	3,845
Weighted Average Remaining Life, Options	9 years 3 days
Stock Options Thirteen [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 8.25
Shares, Options (in Shares)	3,636
Weighted Average Remaining Life, Options	8 years 277 days
Stock Options Fourteen [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 9.9375
Shares, Options (in Shares)	3,019
Weighted Average Remaining Life, Options	7 years 197 days
Stock Options Fifteen [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 10.50
Shares, Options (in Shares)	3,238
Weighted Average Remaining Life, Options	7 years 197 days
Stock Options Sixteen [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 11.25
Shares, Options (in Shares)	13,666
Weighted Average Remaining Life, Options	7 years 32 days
Stock Options Seventeen [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 12.75
Shares, Options (in Shares)	67
Weighted Average Remaining Life, Options	7 years 131 days
Stock Options Eighteen [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 13.875
Shares, Options (in Shares)	2,160
Weighted Average Remaining Life, Options	8 years 3 months
Stock Options Nineteen [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 71.25
Shares, Options (in Shares)	40,261
Weighted Average Remaining Life, Options	8 years 69 days
Stock Options Twenty [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 18.75
Shares, Options (in Shares)	3,334
Weighted Average Remaining Life, Options	8 years 54 days
Stock Options Twenty One [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 20.25
Shares, Options (in Shares)	4,940
Weighted Average Remaining Life, Options	8 years 3 days
Stock Options Twenty Two [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 21.75
Shares, Options (in Shares)	1,336
Weighted Average Remaining Life, Options	7 years 281 days
Stock Options Twenty Three [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Options	$ 23.85
Shares, Options (in Shares)	1,260
Weighted Average Remaining Life, Options	7 years 9 months
Warrant One [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 4.95
Shares, Warrants (in Shares)	7,577,040
Weighted Average Remaining Life, Warrants	4 years 244 days
Warrant Two [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 6.00
Shares, Warrants (in Shares)	102,857
Weighted Average Remaining Life, Warrants	2 years 73 days
Warrant Three [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 9.00
Shares, Warrants (in Shares)	2,666
Weighted Average Remaining Life, Warrants	2 years 25 days
Warrant Four [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 9.75
Shares, Warrants (in Shares)	63,227
Weighted Average Remaining Life, Warrants	3 years 215 days
Warrant Five [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 11.25
Shares, Warrants (in Shares)	203,801
Weighted Average Remaining Life, Warrants	2 years 7 days
Warrant Six [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 12.375
Shares, Warrants (in Shares)	71,257
Weighted Average Remaining Life, Warrants	3 years 222 days
Warrant Seven [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 12.38
Shares, Warrants (in Shares)	5,557
Weighted Average Remaining Life, Warrants	3 years 310 days
Warrant Eight [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 13.50
Shares, Warrants (in Shares)	4,444
Weighted Average Remaining Life, Warrants	2 years 171 days
Warrant Nine [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 14.85
Shares, Warrants (in Shares)	23,612
Weighted Average Remaining Life, Warrants	2 years 149 days
Warrant Ten [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 20.25
Shares, Warrants (in Shares)	1,481
Weighted Average Remaining Life, Warrants	3 years 47 days
Warrant Eleven [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Status of Options and Warrants Outstanding [Line Items]
Range of Exercise Prices, Warrants	$ 24.375
Shares, Warrants (in Shares)	21,535
Weighted Average Remaining Life, Warrants	3 years 36 days